Net gain or (loss) on financial instruments at FVTPL	12 Months Ended
Dec. 31, 2017
Disclosure of financial instruments at fair value through profit or loss [Abstract]
Disclosure of financial instruments at fair value through profit or loss [text block]
22.	Net gain or (loss) on financial instruments at FVTPL

	December 31, 2017	December 31, 2016	December 31, 2015
Net (loss) gain on financial instruments at FVTPL	(732)	1,481	645
Net (loss) gain on investment funds	-	(4,364)	5,086
	(732)	(2,883)	5,731